Investments (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended		1 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Inmet Mining Corporation [Member]	Dec. 31, 2010 Inmet Mining Corporation [Member]	Jul. 31, 2007 Fortescue [Member]	Aug. 31, 2006 Fortescue [Member]	Dec. 31, 2011 Fortescue [Member]	Dec. 31, 2010 Fortescue [Member]	Aug. 31, 2006 Zero-Coupon Note [Member] Fortescue [Member]	Dec. 31, 2011 Zero-Coupon Note [Member] Fortescue [Member] Y
Schedule of Investments [Line Items]
Investments owned at cost							$ 44,217,000	$ 408,030,000
Shares acquired							13,986,000	264,000,000
Investment in note receivable								100,000,000				100,000,000
Common shares sold	100,000,000								117,400,000	30,000,000
Proceeds from sale of investments	506,490,000								732,217,000	121,498,000
Net securities gains (losses) on investments	417,887,000	641,476,000	179,494,000	(21,106,000)					628,197,000	94,918,000
Shares held of common stock					11,042,413	11,042,413			130,586,000
Percentage of outstanding shares					15.90%
Percentage of iron ore revenue, net of government royalties, that is used to calculate interest on note									4.00%	4.00%
Deferred interest payments, interest rate										9.50%
Discount rate on note receivable									12.50%	12.50%	12.50%
Prepaid mining interest									152,521,000	164,321,000
FMG note aggregate book value									290,415,000	276,148,000
Zero-coupon note maturity term, years												13
Securities owned and pledged as collateral			$ 4,615,000